Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,688,795,240.91	42,975		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.922%		October 15, 2025
Class A-2a Notes	$300,000,000.00	4.32%		August 15, 2027
Class A-2b Notes	$245,000,000.00	4.74867%	*	August 15, 2027
Class A-3 Notes	$545,000,000.00	4.07%		July 15, 2029
Class A-4 Notes	$80,000,000.00	4.11%		July 15, 2030
Class B Notes	$47,370,000.00	4.40%		August 15, 2030
Class C Notes	$31,570,000.00	0.00%		March 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,274,935.56

Principal:
Principal Collections	$31,252,273.93
Prepayments in Full	$15,011,833.01
Liquidation Proceeds	$631,881.85
Recoveries	$3,313.94
Sub Total	$46,899,302.73
Collections	$52,174,238.29

Purchase Amounts:
Purchase Amounts Related to Principal	$21,611.68
Purchase Amounts Related to Interest	$176.91
Sub Total	$21,788.59

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$52,196,026.88

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	7
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$52,196,026.88
Servicing Fee	$1,173,814.39	$1,173,814.39	$0.00	$0.00	$51,022,212.49
Interest - Class A-1 Notes	$209,329.05	$209,329.05	$0.00	$0.00	$50,812,883.44
Interest - Class A-2a Notes	$1,080,000.00	$1,080,000.00	$0.00	$0.00	$49,732,883.44
Interest - Class A-2b Notes	$937,202.79	$937,202.79	$0.00	$0.00	$48,795,680.65
Interest - Class A-3 Notes	$1,848,458.33	$1,848,458.33	$0.00	$0.00	$46,947,222.32
Interest - Class A-4 Notes	$274,000.00	$274,000.00	$0.00	$0.00	$46,673,222.32
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,673,222.32
Interest - Class B Notes	$173,690.00	$173,690.00	$0.00	$0.00	$46,499,532.32
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,499,532.32
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$46,499,532.32
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$46,499,532.32
Regular Principal Payment	$57,078,313.54	$46,499,532.32	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$52,196,026.88

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$46,499,532.32
Total					$46,499,532.32

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$46,499,532.32	$140.91	$209,329.05	$0.63	$46,708,861.37	$141.54
Class A-2a Notes	$0.00	$0.00	$1,080,000.00	$3.60	$1,080,000.00	$3.60
Class A-2b Notes	$0.00	$0.00	$937,202.79	$3.83	$937,202.79	$3.83
Class A-3 Notes	$0.00	$0.00	$1,848,458.33	$3.39	$1,848,458.33	$3.39
Class A-4 Notes	$0.00	$0.00	$274,000.00	$3.43	$274,000.00	$3.43
Class B Notes	$0.00	$0.00	$173,690.00	$3.67	$173,690.00	$3.67
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$46,499,532.32	$29.45	$4,522,680.17	$2.86	$51,022,212.49	$32.31

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$52,794,952.69	0.1599847	$6,295,420.37	0.0190770
Class A-2a Notes	$300,000,000.00	1.0000000	$300,000,000.00	1.0000000
Class A-2b Notes	$245,000,000.00	1.0000000	$245,000,000.00	1.0000000
Class A-3 Notes	$545,000,000.00	1.0000000	$545,000,000.00	1.0000000
Class A-4 Notes	$80,000,000.00	1.0000000	$80,000,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,301,734,952.69	0.8244360	$1,255,235,420.37	0.7949861

Pool Information
Weighted Average APR	4.767%	4.772%
Weighted Average Remaining Term	52.38	51.59
Number of Receivables Outstanding	39,019	38,302
Pool Balance	$1,408,577,264.93	$1,361,194,957.53
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,320,281,586.94	$1,276,235,596.45
Pool Factor	0.8340723	0.8060154

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.66
Yield Supplement Overcollateralization Amount	$84,959,361.08
Targeted Overcollateralization Amount	$116,538,318.38
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$105,959,537.16

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.66

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		80	$464,706.93
(Recoveries)		2	$3,313.94
Net Loss for Current Collection Period			$461,392.99
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3931%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2101%
Second Prior Collection Period			0.3564%
Prior Collection Period			0.2854%
Current Collection Period			0.3998%
Four Month Average (Current and Prior Three Collection Periods)			0.3129%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		433	$1,906,520.10
(Cumulative Recoveries)			$30,632.42
Cumulative Net Loss for All Collection Periods			$1,875,887.68
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1111%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,403.05
Average Net Loss for Receivables that have experienced a Realized Loss			$4,332.30

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.65%	201	$8,872,723.86
61-90 Days Delinquent	0.10%	27	$1,311,345.47
91-120 Days Delinquent	0.02%	8	$267,053.47
Over 120 Days Delinquent	0.01%	2	$74,945.20
Total Delinquent Receivables	0.77%	238	$10,526,068.00

Repossession Inventory:
Repossessed in the Current Collection Period		20	$950,838.96
Total Repossessed Inventory		28	$1,404,143.24

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1059%
Prior Collection Period			0.1025%
Current Collection Period			0.0966%
Three Month Average			0.1017%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1215%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	7

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	86	$3,982,797.95
2 Months Extended	100	$4,654,834.72
3+ Months Extended	19	$830,576.99

Total Receivables Extended	205	$9,468,209.66
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer